Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2019
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

 2. Revenue disaggregation and segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

Accounting policies

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services don’t meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See note 1 “Critical judgements and estimates” for details.

Revenue is recognised when the respective obligations in the contract are delivered to the customer and payment remains probable.

—	Revenue for the provision of services, such as mobile airtime and fixed line broadband, is recognised when the Group provides the related service during the agreed service period.
—

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See “Critical accounting judgements and key sources of estimation uncertainty” in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised on the statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Revenue disaggregation (IFRS 15 basis)

Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising for transactions with a significant financing component. The table below disaggregates the Group’s revenue by reporting segment.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment
	revenue	revenue	customers	revenue[1]	revenue	revenue
31 March 2019	€m	€m	€m	€m	€m	€m
Germany	9,145	1,077	10,222	139	29	10,390
Italy	5,030	722	5,752	97	8	5,857
UK	4,952	1,207	6,159	56	57	6,272
Spain	4,203	392	4,595	58	16	4,669
Other Europe	4,460	529	4,989	61	22	5,072
Eliminations	(110)	—	(110)	(6)	—	(116)
Europe	27,680	3,927	31,607	405	132	32,144
Vodacom	4,391	873	5,264	171	8	5,443
Other Markets	4,011	816	4,827	29	8	4,864
Rest of the World	8,402	1,689	10,091	200	16	10,307
Common Functions	477	37	514	1,003	—	1,517
Eliminations	(101)	(1)	(102)	(200)	—	(302)
Group	36,458	5,652	42,110	1,408	148	43,666

Note:

1	Other revenue largely represents lease revenues recognised under IAS 17 “Leases”.

The total future revenue from the Group’s contracts with customers with performance obligations not satisfied at 31 March 2019 is €18,447 million; of which €12,566 million is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has a single group of similar services and products, being the supply of communications services and products. Revenue is attributed to a country or region based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

Segment information is primarily provided on the basis of geographic areas, with the exception of Vodacom which encompasses South Africa and certain other smaller African markets, being the basis on which the Group manages its worldwide interests.

The aggregation of operating segments into the Europe and Rest of World[1] regions reflects, in the opinion of management, the similar economic characteristics within each of those regions as well as the similar products and services offered and supplied, classes of customers and the regulatory environment. In the case of the Europe region this largely reflects membership of the European Union, while for the Rest of the World region this largely includes emerging and developing economies that are in the process of rapid growth and industrialisation.

Certain financial information is provided separately within the Europe region for Germany, Italy, the UK and Spain, and within the Rest of the World region for Vodacom, as this operating segment is individually material for the Group. The segmental revenue and profit of India are included in discontinued operations for all years reported until 31 August 2018, the date of disposal, and segmental assets and cash flows are included in assets and liabilities held for sale at 31 March 2018. See note 7 “Discontinued operations and assets and liabilities held for resale” and note 26 “Acquisitions and disposals” for details.

Segmental information is presented on an IAS 18 (pre-IFRS 15) basis as this is the basis of the information used for internal decision-making. The IAS 18 revenue policy is presented in note 31 "IAS 18 basis primary financial statements".

Note:

1Previously Africa, Middle East and Asia Pacific (AMAP).

Segmental revenue and profit (IAS 18 basis)

	Segment	Intra-region	Regional	Inter-region	Group	Adjusted
	revenue	revenue	revenue	revenue	revenue	EBITDA
	€m	€m	€m	€m	€m	€m
31 March 2019
Germany	10,952	(24)	10,928	(26)	10,902	4,098
Italy	5,882	(18)	5,864	(9)	5,855	2,189
UK	6,799	(16)	6,783	(20)	6,763	1,527
Spain	4,688	(24)	4,664	(4)	4,660	1,079
Other Europe	5,121	(34)	5,087	(28)	5,059	1,628
Europe	33,442	(116)	33,326	(87)	33,239	10,521
Vodacom	5,660	—	5,660	(6)	5,654	2,155
Other Markets	4,864	—	4,864	(15)	4,849	1,395
Rest of the World	10,524	—	10,524	(21)	10,503	3,550
Common Functions	1,518	—	1,518	(194)	1,324	68
Group (IAS 18 basis)	45,484	(116)	45,368	(302)	45,066	14,139
Impact of adoption of IFRS 15					(1,400)
Group (IFRS 15 basis)					43,666
31 March 2018
Germany	10,847	(29)	10,818	(18)	10,800	4,010
Italy	6,204	(30)	6,174	(3)	6,171	2,329
UK	7,078	(21)	7,057	(7)	7,050	1,762
Spain	4,978	(35)	4,943	(2)	4,941	1,420
Other Europe	4,941	(45)	4,896	(10)	4,886	1,515
Europe	34,048	(160)	33,888	(40)	33,848	11,036
Vodacom	5,692	—	5,692	(7)	5,685	2,203
Other Markets	5,770	—	5,770	(25)	5,745	1,554
Rest of the World	11,462	—	11,462	(32)	11,430	3,757
Common Functions	1,408	—	1,408	(115)	1,293	(56)
Group	46,918	(160)	46,758	(187)	46,571	14,737
31 March 2017
Germany	10,600	(32)	10,568	(21)	10,547	3,617
Italy	6,101	(30)	6,071	(1)	6,070	2,229
UK	6,925	(23)	6,902	(6)	6,896	1,212
Spain	4,973	(37)	4,936	(1)	4,935	1,360
Other Europe	6,128	(55)	6,073	(5)	6,068	1,865
Europe	34,727	(177)	34,550	(34)	34,516	10,283
Vodacom	5,294	—	5,294	—	5,294	2,063
Other Markets	6,479	—	6,479	(14)	6,465	1,791
Rest of the World	11,773	—	11,773	(14)	11,759	3,854
Common Functions	1,390	—	1,390	(34)	1,356	12
Group	47,890	(177)	47,713	(82)	47,631	14,149

For the years ending 31 March 2019, 2018 and 2017 total revenue recorded in respect of the sale of goods was €5,524 million, €4,718 million and €4,029 million respectively.

The Group’s measure of segment profit, adjusted EBITDA, excludes depreciation, amortisation, impairment loss, restructuring costs, loss on disposal of fixed assets, the Group’s share of results in associates and joint ventures and other income and expense. A reconciliation of adjusted EBITDA to operating profit is shown below. For a reconciliation of operating profit to profit for the financial year, see the Consolidated income statement on page 111.

	2019	2018	2017
	€m	€m	€m
Adjusted EBITDA	14,139	14,737	14,149
Depreciation, amortisation and loss on disposal of fixed assets	(9,665)	(9,910)	(10,179)
Share of adjusted results in equity accounted associates and joint ventures[1]	(291)	389	164
Adjusted operating profit	4,183	5,216	4,134
Impairment losses	(3,119)	—	—
Restructuring costs	(486)	(156)	(415)
Amortisation of acquired customer based and brand intangible assets	(583)	(974)	(1,046)
Other (expense)/income	(262)	213	1,052
Operating (loss)/profit (IAS 18 basis)	(267)	4,299	3,725
Impact of adoption of IFRS 15[2]	(684)
Operating loss (IFRS 15 basis)	(951)

Note:

1

Share of adjusted results in equity accounted associates and joint ventures excludes amortisation of acquired customer bases and brand intangible assets, restructuring costs and other costs of €0.6 billion (2018: €0.4 billion, 2017: €0.1 billion) which are included in amortisation of acquired customer base and brand intangible assets, restructuring costs and other income and expense respectively.

2	See note 31 “IAS 18 basis primary financial statements” for further details.

Segmental assets and cash flow (IAS 18 basis)

			Other	Depreciation
	Non-current	Capital	expenditure on	and		Operating
	assets[1]	expenditure[2]	intangible assets	amortisation	Impairment loss	free cash flow[3]
	€m	€m	€m	€m	€m	€m
31 March 2019
Germany	24,529	1,816	2	3,017	—	2,425
Italy	11,031	784	2,219	1,337	—	1,552
UK	7,405	804	408	1,612	—	689
Spain	7,730	813	216	1,318	(2,638)	443
Other Europe	7,210	775	42	1,073	(196)	861
Europe	57,905	4,992	2,887	8,357	(2,834)	5,970
Vodacom	5,503	810	91	758	—	1,379
Other Markets	3,429	626	34	673	(255)	769
Rest of the World	8,932	1,436	125	1,431	(255)	2,148
Common Functions	2,009	799	—	7	(30)	(1,047)
Group (IAS 18 basis)	68,846	7,227	3,012	9,795	(3,119)	7,071
Impact of adoption of IFRS 15	(409)	—	—	—	(406)	—
Group (IFRS 15 basis)	68,437	7,227	3,012	9,795	(3,525)	7,071
31 March 2018
Germany	25,444	1,673	24	3,095	—	2,147
Italy	9,232	797	629	1,479	—	1,607
UK	7,465	889	—	1,600	—	408
Spain	10,576	863	—	1,371	—	628
Other Europe	7,441	710	93	1,092	—	788
Europe	60,158	4,932	746	8,637	—	5,578
Vodacom	5,841	763	1	776	—	1,453
Other Markets	3,607	729	—	923	—	725
Rest of the World	9,448	1,492	1	1,699	—	2,178
Common Functions	1,976	897	—	73	—	(755)
Group	71,582	7,321	747	10,409	—	7,001
31 March 2017
Germany	26,694	1,671	—	3,320	—	1,749
Italy	9,157	793	2	1,603	—	1,161
UK	8,210	950	—	1,768	—	57
Spain	11,035	746	—	1,378	—	344
Other Europe	7,574	878	38	1,088	—	619
Europe	62,670	5,038	40	9,157	—	3,930
Vodacom	6,039	736	2	738	—	1,347
Other Markets	5,778	795	317	1,153	—	947
Rest of the World	11,817	1,531	319	1,891	—	2,294
Common Functions	1,937	915	—	38	—	(597)
Group	76,424	7,484	359	11,086	—	5,627

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment and computer software, reported within intangibles. Excludes licences and spectrum additions.
3	The Group’s measure of segment cash flow is reconciled to the closest equivalent GAAP measure, cash generated by operations, on page 232.